UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-2809
                                   811-10095

Name of Fund: Merrill Lynch Value Opportunities Fund, Inc.
              Master Value Opportunities Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch Value Opportunities Fund, Inc. and Master Value Opportunities Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 03/31/2006

Date of reporting period: 10/01/05 - 12/31/05

Item 1 - Schedule of Investments

Merrill Lynch Value Opportunities Fund, Inc.
Schedule of Investments as of December 31, 2005

                                          Beneficial
                                            Interest     Mutual Funds                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                                       1,557,676,133     Master Value Opportunities Trust                           $ 3,009,156,076
-----------------------------------------------------------------------------------------------------------------------------------
                                                         Total Investments (Cost - $2,624,559,241) - 100.1%           3,009,156,076

                                                         Liabilities in Excess of Other Assets - (0.1%)                  (3,298,755)
                                                                                                                    ---------------
                                                         Net Assets - 100.0%                                        $ 3,005,857,321
                                                                                                                    ===============

Master Value Opportunities Trust
Schedule of Investments as of December 31, 2005

                                                 Shares
Industry                                           Held      Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 2.7%                      231,500      Curtiss-Wright Corp.                                    $   12,639,900
                                              1,840,200      Triumph Group, Inc. (a)(e)                                  67,369,722
                                                                                                                     --------------
                                                                                                                         80,009,622
-----------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.9%                  637,100      Ryder System, Inc.                                          26,133,842
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.5%                          870,300      American Axle & Manufacturing Holdings, Inc. (d)            15,952,599
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 3.8%                          1,734,400      Angiotech Pharmaceuticals, Inc. (e)                         22,807,360
                                              1,091,700      Applera Corp. - Celera Genomics Group (d)(e)                11,965,032
                                                290,800      Cephalon, Inc. (d)(e)                                       18,826,392
                                                322,370      Combinatorx, Inc. (e)                                        2,636,987
                                              1,062,500      Human Genome Sciences, Inc. (e)                              9,095,000
                                              2,322,979      Maxygen, Inc. (a)(e)                                        17,445,572
                                              1,168,891      Neurogen Corp. (e)                                           7,702,992
                                              1,034,800      Regeneron Pharmaceuticals, Inc. (e)                         16,505,060
                                              1,492,390      Vical, Inc. (a)(e)                                           6,268,038
                                                                                                                     --------------
                                                                                                                        113,252,433
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 1.9%                          667,400      Janus Capital Group, Inc. (d)                               12,433,662
                                                929,000      WP Stewart & Co. Ltd.                                       21,896,530
                                              1,026,000      Waddell & Reed Financial, Inc. Class A                      21,515,220
                                                                                                                     --------------
                                                                                                                         55,845,412
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.5%                                644,000      Valspar Corp.                                               15,887,480
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 6.6%                         106,100      Banner Corp.                                                 3,310,320
                                              2,071,200      The Colonial BancGroup, Inc.                                49,335,984
                                                186,200      Compass Bancshares, Inc.                                     8,991,598
                                                290,700      First Merchants Corp.                                        7,558,200
                                              1,358,300      First Midwest Bancorp, Inc.                                 47,621,998
                                                300,200      Mid-State Bancshares                                         8,030,350
                                              1,861,145      Old National Bancorp                                        40,275,178
                                                272,150      Sterling Financial Corp.                                     6,798,307
                                                725,000      Susquehanna Bancshares, Inc.                                17,168,000
                                                382,700      Texas Capital Bancshares, Inc. (e)                           8,576,307
                                                                                                                     --------------
                                                                                                                        197,666,242
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 3.5%         4,425,100      Allied Waste Industries, Inc. (d)(e)                        38,675,374
                                                435,000      Ambassadors International, Inc.                              6,742,500
                                                403,584      CBIZ, Inc. (e)                                               2,429,576
                                              1,110,100      Cornell Cos., Inc. (a)(e)                                   15,341,582
                                                468,500      Corrections Corp. of America (e)                            21,068,445
                                                 52,300      Heidrick & Struggles International, Inc. (e)                 1,676,215
                                                783,400      NCO Group, Inc. (e)                                         13,255,128
                                                210,700      Spherion Corp. (e)                                           2,109,107
                                                321,500      Tetra Tech, Inc. (d)(e)                                      5,037,905
                                                                                                                     --------------
                                                                                                                        106,335,832
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 3.1%               3,082,200      Andrew Corp. (e)                                            33,072,006
                                              1,245,000      CommScope, Inc. (a)(d)(e)                                   25,061,850
                                              1,060,400      Dycom Industries, Inc. (e)                                  23,328,800
                                              2,147,600      Harmonic, Inc. (e)                                          10,415,860
                                                                                                                     --------------
                                                                                                                         91,878,516
-----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 1.3%               802,100      Chicago Bridge & Iron Co. NV                                20,220,941
                                                406,400      McDermott International, Inc. (e)                           18,129,504
                                                                                                                     --------------
                                                                                                                         38,350,445
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.8%                 1,795,300      Smurfit-Stone Container Corp. (e)                           25,439,401
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer Services - 0.7%          1,670,200      Corinthian Colleges, Inc. (d)(e)                            19,674,956
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.1%                     468,700      Global Power Equipment Group, Inc. (e)                       2,118,524
-----------------------------------------------------------------------------------------------------------------------------------

Master Value Opportunities Trust
Schedule of Investments as of December 31, 2005

                                                 Shares
Industry                                           Held      Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments - 4.7%     1,377,800      Anixter International, Inc. (d)                         $   53,899,536
                                              2,102,600      Ingram Micro, Inc. Class A (e)                              41,904,818
                                                333,319      NU Horizons Electronics Corp. (e)                            3,366,522
                                              1,042,000      Tech Data Corp. (e)                                         41,346,560
                                                                                                                     --------------
                                                                                                                        140,517,436
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 3.1%              246,200      Basic Energy Services, Inc. (e)                              4,911,690
                                                409,900      FMC Technologies, Inc. (e)                                  17,592,908
                                              1,417,000      Key Energy Services, Inc. (e)                               19,086,990
                                                482,000      Maverick Tube Corp. (d)(e)                                  19,212,520
                                                948,400      Rowan Cos., Inc.                                            33,800,976
                                                                                                                     --------------
                                                                                                                         94,605,084
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 1.9%                            558,600      The J.M. Smucker Co.                                        24,578,400
                                              1,062,100      Smithfield Foods, Inc. (e)                                  32,500,260
                                                                                                                     --------------
                                                                                                                         57,078,660
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 1.8%         160,600      Cynosure, Inc. Class A (e)                                   3,370,994
                                              2,032,700      OraSure Technologies, Inc. (e)                              17,928,414
                                              1,555,674      Wright Medical Group, Inc. (d)(e)                           31,735,750
                                                                                                                     --------------
                                                                                                                         53,035,158
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 2.2%       2,647,715      Emdeon Corp. (e)                                            22,399,669
                                              1,847,100      Hooper Holmes, Inc.                                          4,710,105
                                                806,800      LifePoint Hospitals, Inc. (e)                               30,255,000
                                                396,561      Parexel International Corp. (e)                              8,034,326
                                                                                                                     --------------
                                                                                                                         65,399,100
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 3.8%            470,000      Ambassadors Group, Inc. (a)                                 10,758,300
                                              1,018,343      Bob Evans Farms, Inc.                                       23,482,990
                                              4,613,700      La Quinta Corp. (e)                                         51,396,618
                                                520,900      Ruby Tuesday, Inc.                                          13,486,101
                                              1,277,200      Ryan's Restaurant Group, Inc. (e)                           15,403,032
                                                                                                                     --------------
                                                                                                                        114,527,041
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 5.1%                            2,527,100      The BISYS Group, Inc. (e)                                   35,404,671
                                                540,300      BearingPoint, Inc. (e)                                       4,246,758
                                              5,311,100      Convergys Corp. (e)                                         84,180,935
                                                134,500      Hewitt Associates, Inc. Class A (e)                          3,767,345
                                              1,095,500      Sabre Holdings Corp. Class A                                26,412,505
                                                                                                                     --------------
                                                                                                                        154,012,214
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.3%                 139,500      Teleflex, Inc.                                               9,064,710
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 5.2%                                143,400      AmerUs Group Co.                                             8,126,478
                                                 94,100      American National Insurance Co.                             11,008,759
                                              3,198,900      Conseco, Inc. (d)(e)                                        74,118,513
                                                702,371      Presidential Life Corp.                                     13,373,144
                                                911,100      Protective Life Corp.                                       39,878,847
                                                465,100      Scottish Annuity & Life Holdings, Ltd.                      11,418,205
                                                                                                                     --------------
                                                                                                                        157,923,946
-----------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.3%              1,451,745      1-800-FLOWERS.COM, Inc. Class A (a)(e)                       9,320,203
-----------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 1.5%           2,310,756      Matrixone, Inc. (e)                                         11,530,672
                                              1,959,702      SupportSoft, Inc. (e)                                        8,269,942
                                                495,384      Vignette Corp. (a)(e)                                        8,079,713
                                              2,397,807      webMethods, Inc. (e)                                        18,487,092
                                                                                                                     --------------
                                                                                                                         46,367,419
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 2.2%                                451,200      AGCO Corp. (d)(e)                                            7,476,384
                                              1,327,100      Kaydon Corp.                                                42,652,994
                                                705,300      Wabash National Corp.                                       13,435,965
                                                668,000      Wolverine Tube, Inc. (a)(e)                                  3,380,080
                                                                                                                     --------------
                                                                                                                         66,945,423
-----------------------------------------------------------------------------------------------------------------------------------

Master Value Opportunities Trust
Schedule of Investments as of December 31, 2005

                                                 Shares
Industry                                           Held      Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Media - 2.8%                                    553,500      Harte-Hanks, Inc.                                       $   14,606,865
                                              2,441,000      The Reader's Digest Association, Inc. Class A               37,152,020
                                              1,132,600      Scholastic Corp. (e)                                        32,290,426
                                                                                                                     --------------
                                                                                                                         84,049,311
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.5%                          184,650      Gibraltar Industries, Inc.                                   4,235,871
                                                169,700      Reliance Steel & Aluminum Co.                               10,372,064
                                                763,000      Steel Dynamics, Inc.                                        27,094,130
                                                487,500      Wheeling-Pittsburgh Corp. (e)                                4,397,250
                                                                                                                     --------------
                                                                                                                         46,099,315
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.9%                       1,083,600      Dollar Tree Stores, Inc. (e)                                25,941,384
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 4.6%              497,100      Cabot Oil & Gas Corp. Class A                               22,419,210
                                              1,714,900      Denbury Resources, Inc. (e)                                 39,065,422
                                                310,700      Houston Exploration Co. (e)                                 16,404,960
                                                231,300      Noble Energy, Inc.                                           9,321,390
                                                722,291      Plains Exploration & Production Co. (e)                     28,696,621
                                                510,900      Stone Energy Corp. (e)                                      23,261,277
                                                                                                                     --------------
                                                                                                                        139,168,880
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 2.2%                          713,700      King Pharmaceuticals, Inc. (e)                              12,075,804
                                              1,714,900      Medicis Pharmaceutical Corp. Class A                        54,962,545
                                                                                                                     --------------
                                                                                                                         67,038,349
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate - 3.9%                            1,076,400      Brandywine Realty Trust                                     30,042,324
                                                456,900      CarrAmerica Realty Corp.                                    15,822,447
                                                805,500      Crescent Real Estate EQT Co.                                15,965,010
                                              2,995,100      Friedman Billings Ramsey Group, Inc. Class A (d)            29,651,490
                                              1,122,093      Trizec Properties, Inc.                                     25,718,371
                                                                                                                     --------------
                                                                                                                        117,199,642
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 4.4%                            1,321,000      JB Hunt Transport Services, Inc.                            29,907,440
                                              1,941,000      Kansas City Southern (d)(e)                                 47,418,630
                                                419,555      Marten Transport Ltd. (e)                                    7,644,283
                                                 62,900      Old Dominion Freight Line Inc. (e)                           1,697,042
                                              1,734,200      RailAmerica, Inc. (e)                                       19,058,858
                                                771,900      Swift Transportation Co., Inc. (e)                          15,669,570
                                                355,500      US Xpress Enterprises, Inc. Class A (e)                      6,178,590
                                                239,321      Vitran Corp., Inc. (e)                                       4,714,624
                                                                                                                     --------------
                                                                                                                        132,289,037
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor                  625,200      Actel Corp. (e)                                              7,958,796
Equipment - 0.8%                              2,555,500      ANADIGICS, Inc. (a)(d)(e)                                   15,333,000
                                                 93,600      Mattson Technology, Inc. (e)                                   941,616
                                                                                                                     --------------
                                                                                                                         24,233,412
-----------------------------------------------------------------------------------------------------------------------------------
Software - 2.7%                               2,999,543      Agile Software Corp. (a)(e)                                 17,937,267
                                              1,060,700      InterVoice, Inc. (e)                                         8,443,172
                                              1,696,600      NetIQ Corp. (e)                                             20,851,214
                                              2,951,900      Novell, Inc. (e)                                            26,065,277
                                              1,262,771      TIBCO Software, Inc. (e)                                     9,432,899
                                                                                                                     --------------
                                                                                                                         82,729,829
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 3.6%                       2,138,600      Foot Locker, Inc.                                           50,449,574
                                                381,900      Linens 'N Things, Inc. (e)                                  10,158,540
                                              1,170,800      Pier 1 Imports, Inc.                                        10,221,084
                                                752,500      RadioShack Corp. (d)                                        15,825,075
                                                780,100      Talbots, Inc.                                               21,702,382
                                                                                                                     --------------
                                                                                                                        108,356,655
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 0.2%         300,800      Kenneth Cole Productions, Inc. Class A                       7,670,400
-----------------------------------------------------------------------------------------------------------------------------------

Master Value Opportunities Trust
Schedule of Investments as of December 31, 2005

                                                 Shares
Industry                                           Held      Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 3.4%               227,300      Anchor Bancorp Wisconsin, Inc.                          $    6,896,282
                                                503,600      Dime Community Bancshares, Inc.                              7,357,596
                                                272,100      Fidelity Bankshares, Inc.                                    8,897,670
                                                139,900      FirstFed Financial Corp. (d)(e)                              7,627,348
                                                501,200      Franklin Bank Corp. (d)(e)                                   9,016,588
                                                616,600      Sovereign Bancorp, Inc.                                     13,330,892
                                              1,024,400      Webster Financial Corp.                                     48,044,360
                                                                                                                     --------------
                                                                                                                        101,170,736
-----------------------------------------------------------------------------------------------------------------------------------
Trading Companies & Distributors - 0.9%       1,130,900      United Rentals, Inc. (e)                                    26,451,751
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Total Common Stocks
                                                             (Cost - $2,349,128,970) - 90.4%                          2,719,740,399
-----------------------------------------------------------------------------------------------------------------------------------

                                                             Exchange-Traded Funds
-----------------------------------------------------------------------------------------------------------------------------------
                                                846,300      Financial Select Sector SPDR Fund (d)                       26,802,321
                                                493,500      iShares Dow Jones US Real Estate Index Fund (d)             31,682,700
                                                176,200      iShares Goldman Sachs Natural Resources Index Fund (d)      15,565,508
                                                447,700      iShares Russell 2000 Index Fund (d)                         29,861,590
                                                 33,000      iShares Russell Microcap Index Fund                          1,687,950
                                                358,800      iShares S&P SmallCap 600/BARRA Value Index Fund (d)         22,920,144
                                                577,700      iShares S&P SmallCap 600 Index Fund (d)                     33,373,729
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Total Exchange-Traded Funds
                                                             (Cost - $151,552,476) - 5.4%                               161,893,942
-----------------------------------------------------------------------------------------------------------------------------------

                                                             Warrants (f)
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 1.5%                          856,000      UBS Zero Strike (expires 3/31/2006)                         46,352,400
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Total Warrants (Cost - $42,708,460) - 1.5%                  46,352,400
-----------------------------------------------------------------------------------------------------------------------------------

                                             Beneficial
                                               Interest      Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                           $ 62,276,922      Merrill Lynch Liquidity Series, LLC Cash Sweep
                                                             Series I (b)                                                62,276,922
                                            345,092,050      Merrill Lynch Liquidity Series, LLC Money Market
                                                             Series (b)(c)                                              345,092,050
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Total Short-Term Securities
                                                             (Cost - $407,368,972) - 13.5%                              407,368,972
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Total Investments (Cost - $2,950,758,878*) - 110.8%      3,335,355,713

                                                             Liabilities in Excess of Other Assets - (10.8%)           (326,199,637)
                                                                                                                     --------------
                                                             Net Assets - 100.0%                                     $3,009,156,076
                                                                                                                     ==============

Master Value Opportunities Trust
Schedule of Investments as of December 31, 2005

(a) Investments in companies (whereby the Trust held 5% or more of the companies outstanding securities) that are considered to be an affiliate, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ------------------------------------------------------------------------------------------------------------------------------
                                                    Net Share         Purchase           Sales            Realized         Dividend
      Affiliate                                      Activity           Cost              Cost           Gain (Loss)        Income
      ------------------------------------------------------------------------------------------------------------------------------
      1-800-FLOWERS.COM, Inc. Class A                 644,345       $  4,624,447      $     82,761      $     (9,279)          +
      Agile Software, Corp.                         2,445,743       $ 15,756,322                --                --           +
      ANADIGICS, Inc.                              (1,380,600)      $     48,915      $  9,922,033      $ (1,916,234)          +
      Ambassadors Group, Inc.*                        (77,055)      $    263,447      $  2,602,163      $ 12,666,811       $ 183,757
      CommScope, Inc.*                             (2,014,900)      $    297,521      $ 36,990,214      $  1,363,848           +
      Cornell Cos., Inc.                             (196,300)      $    370,054      $  3,549,991      $   (779,857)          +
      Maxygen, Inc.                                   391,979       $  2,936,757      $    106,910      $    (40,388)          +
      Triumph Group, Inc.                             202,000       $ 13,077,925      $  6,000,822      $    243,226           +
      Vical, Inc.                                     (49,713)      $    138,476      $    759,070      $   (408,930)          +
      Vignette Corp.*                             (23,752,887)#     $  3,345,294      $ 64,015,236      $(26,247,395)          +
      Wolverine Tube, Inc.*                          (149,300)      $     10,935      $  2,270,119      $ (1,222,553)          +
      ------------------------------------------------------------------------------------------------------------------------------

*     No longer an affiliated company as of December 31, 2005.
+     Non-income producing security.
#     Includes returned shares due to a corporate action.
(b) Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -------------------------------------------------------------------------------------------------
                                                                           Net                Interest
      Affiliate                                                         Activity               Income
      -------------------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I         $ 51,737,812          $   766,219
      Merrill Lynch Liquidity Series, LLC Money Market Series         $ 96,497,550          $   347,276
      -------------------------------------------------------------------------------------------------

(c)   Security was purchased with the cash proceeds from securities loans.
(d)   Security, or a portion of security, is on loan.
(e)   Non-income producing security.
(f) Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
* The cost and unrealized appreciation (depreciation) of investments as of December 31, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                            $ 2,969,050,745
                                                                ===============
      Gross unrealized appreciation                             $   468,349,757
      Gross unrealized depreciation                                (102,044,789)
                                                                ---------------
      Net unrealized appreciation                               $   366,304,968
                                                                ===============

o For Fund compliance purposes, the Trust's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Value Opportunities Fund, Inc. and Master Value Opportunities
Trust


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Value Opportunities Fund, Inc. and
    Master Value Opportunities Trust

Date: February 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Value Opportunities Fund, Inc. and
    Master Value Opportunities Trust

Date: February 21, 2006


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch Value Opportunities Fund, Inc. and
    Master Value Opportunities Trust

Date: February 21, 2006